The Value Line Fund, Inc.
220 East 42nd Street
New York, New York  10017-5891
Phone:  (212) 907-1500 / Fax:  (212) 907-1945

May 3, 2010

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	The Value Line Fund, Inc.
File Nos. 2-10827; 811-02265
Rule 497(j)

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein

Peter D. Lowenstein
Legal Counsel